RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party balances

Details of related party balances as of December 31, 2022 and 2023 are as follows:

Prepayments and other receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	8,231	14,208	2,001

Accruals and other payables

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	64,782	35,058	4,938

Schedule of related party transactions

Details of related party transactions for the years ended December 31, 2021, 2022 and 2023 are as follows:

Receipt of CRO and CMC services - recognized in research and development expenses

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	2,697	—	—	—
I-Mab Hangzhou	2,465	84,673	96,359	13,572

Revenue sharing - recognized as deduction of revenue

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (Note 14)	—	18,583	—	—

Expenses paid on behalf of an affiliate

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	17,649	—	—	—

Provision of FTE and other services - recognized in other income

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	11,691	—	—	—

Amounts received on behalf of an affiliate

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	281	—	—	—

Amounts received related to the sublicense agreement

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (Note 14)	19,102	—	—	—

Amounts paid by an affiliate on behalf of the Group

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	25,448	837	69	10